Significant Accounting Policies - Schedule of Notional Balance of the Bank's Derivative Exposures and Undrawn Commitments to Significant IBORs (Detail) $ in Millions	Nov. 01, 2020 CAD ($)
Single currency interest rate swaps
Derivatives and undrawn commitments [line Items]
Notional amount	$ 1,126,626
Single currency interest rate swaps | USD LIBOR [member] | Maturing after June 30, 2023 [member]
Derivatives and undrawn commitments [line Items]
Notional amount	410,590
Single currency interest rate swaps | GBP LIBOR [member] | Maturing after December 31, 2021 [member]
Derivatives and undrawn commitments [line Items]
Notional amount	699,339
Single currency interest rate swaps | Other Rates [member] | Maturing after December 31, 2021 [member]
Derivatives and undrawn commitments [line Items]
Notional amount	16,697
Cross currency interest rate swaps
Derivatives and undrawn commitments [line Items]
Notional amount	281,675
Cross currency interest rate swaps | USD LIBOR [member] | Maturing after June 30, 2023 [member]
Derivatives and undrawn commitments [line Items]
Notional amount	231,539
Cross currency interest rate swaps | GBP LIBOR [member] | Maturing after December 31, 2021 [member]
Derivatives and undrawn commitments [line Items]
Notional amount	31,052
Cross currency interest rate swaps | Other Rates [member] | Maturing after December 31, 2021 [member]
Derivatives and undrawn commitments [line Items]
Notional amount	19,084
Other
Derivatives and undrawn commitments [line Items]
Notional amount	50,371
Other | USD LIBOR [member] | Maturing after June 30, 2023 [member]
Derivatives and undrawn commitments [line Items]
Notional amount	20,885
Other | GBP LIBOR [member] | Maturing after December 31, 2021 [member]
Derivatives and undrawn commitments [line Items]
Notional amount	29,486
Undrawn commitments
Derivatives and undrawn commitments [line Items]
Notional amount	21,912
Undrawn commitments | USD LIBOR [member] | Maturing after June 30, 2023 [member]
Derivatives and undrawn commitments [line Items]
Notional amount	20,354
Undrawn commitments | GBP LIBOR [member] | Maturing after December 31, 2021 [member]
Derivatives and undrawn commitments [line Items]
Notional amount	1,094
Undrawn commitments | Other Rates [member] | Maturing after December 31, 2021 [member]
Derivatives and undrawn commitments [line Items]
Notional amount	$ 464